Accrued Expenses - Schedule of Accrued Expenses (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Schedule Of Accrued Expenses [Line Items]
Accrued expenses	$ 269,162	$ 2,094,325	$ 2,487,951
Accrued expenses [Member]
Schedule Of Accrued Expenses [Line Items]
Accrued expenses	$ 269,162	$ 2,094,325	$ 2,487,951